Intangible Assets (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Aggregate amortization expense
Amortization of intangibles	$ 299	$ 367	$ 387
Merchant processing contracts [Member]
Aggregate amortization expense
Amortization of intangibles	90	102	117
Core deposits [Member]
Aggregate amortization expense
Amortization of intangibles	81	102	103
Trust relationships [Member]
Aggregate amortization expense
Amortization of intangibles	35	49	62
Other identified intangibles [Member]
Aggregate amortization expense
Amortization of intangibles	$ 93	$ 114	$ 105